Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair value measurements of financial assets and liabilities

Financial assets and liabilities	Fair Value	Level 1	Level 2	Level 3
Marketable equity securities	$17,053	$17,053	$—	$—
Interest-rate swap liabilities(1)	(12,123)	—	(12,123)	—
Warrants(1)	1,334	—	—	1,334

	$6,264	$17,053	$(12,123)	$1,334

(1)
Interest rate swap and common stock warrant values are determined based on observable and unobservable market assumptions using standardized derivative pricing models.